United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, QP, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 16, 2011
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		93
						----

Form 13F Information Table Value Total:		$753,179
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Abbott Laboratories      COM            002824100       9,810    200,000  SH    CALL    SOLE                200,000
Allstate Corp            COM            020002101      10,662    335,500  SH            SOLE                335,500
Allstate Corp            COM            020002101      29,667    933,500  SH    CALL    SOLE                933,500
American Intl Group      WTS            026874156       5,009    450,000  SH            SOLE                450,000
Anadarko Petroleum Corp  COM            032511107      16,384    200,000  SH    CALL    SOLE                200,000
Archer Daniels Midland   COM            039483102      15,081    418,800  SH    CALL    SOLE                418,800
Ascent Media Corp        COM ser A      043632108      14,491    296,639  SH            SOLE                296,639
Baldwin & Lyons Inc      CL A           057755100          60      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,090     46,543  SH            SOLE                 46,543
Campbell Soup Co         COM            134429109       1,656     50,000  SH    CALL    SOLE                 50,000
Capital ONe Financial    WTS            14040H139         276     12,755  SH            SOLE                 12,755
Capital Senior Living    COM            140475104      14,414  1,357,221  SH            SOLE              1,357,221
Capitol Federal Financal COM            14057J101       2,832    251,291  SH            SOLE                251,291
Capitol Federal Financal COM            9EQ2F0SY9       1,209     45,000  SH            SOLE                 45,000
Chubb Corp               COM            171232101         613     10,000  SH            SOLE                 10,000
Chubb Corp               COM            171232101      26,026    424,500  SH    CALL    SOLE                424,500
Cisco Systems, Inc       COM            17275R102       8,575    500,000  SH    CALL    SOLE                500,000
Coca-Cola Enterprises    COM            9EQ2EMX26       3,730    100,000  SH    CALL    SOLE                100,000
Colgate-Palmolive        COM            194162103       8,076    100,000  SH    CALL    SOLE                100,000
Comcast Corp             CL A voting    20030N101       9,455    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101       4,944    200,000  SH    CALL    SOLE                200,000
Comcast Corp             CL A Non vot.  20030N200       7,101    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       3,372    145,200  SH    CALL    SOLE                145,200
Consolidated-Tomoka Land COM            210226106       1,111     34,276  SH            SOLE                 34,276
Corelogic Inc            COM            21871D103       1,203     65,000  SH            SOLE                 65,000
CSG Systems Intl Inc     COM            126349109       1,353     67,874  SH            SOLE                 67,874
Devon Energy Corporation COM            25179M103      11,930    130,000  SH    CALL    SOLE                130,000
Dex One Corp             COM            25212W100       4,950  1,022,790  SH            SOLE              1,022,790
EBAY INC.                COM            278642103         621     20,000  SH            SOLE                 20,000
El Paso Corp             COM            28336L109       1,800    100,000  SH            SOLE                100,000
EMC Corporation          COM            268648102       6,640    250,000  SH    CALL    SOLE                250,000
Equinix Inc              COM            29444U502      74,201    814,500  SH    CALL    SOLE                814,500
ETF Physical Platinum    ETF            26922V101       9,667     55,000  SH            SOLE                 55,000
Exxon Mobil Corp         COM            30231G102      38,826    461,500  SH    CALL    SOLE                461,500
General Dynamics Corp.   COM            369550108       7,656    100,000  SH    CALL    SOLE                100,000
General Electric Co      COM            369550108       3,114    155,300  SH    CALL    SOLE                155,300
Genworth Financial inc   CL A           37247D106       5,052    375,311  SH            SOLE                375,311
Genworth Financial inc   CL A           37247D106      10,810    803,100  SH    CALL    SOLE                803,100
Gilead Sciences          COM            375558103       5,309    125,000  SH    CALL    SOLE                125,000
Globalstar Inc           COM            378973408         512    403,500  SH            SOLE                403,500
Goldman Sachs Group Inc  COM            38141G104      77,460    488,400  SH    CALL    SOLE                488,400
Greif Inc                CL B           397624206      31,533    511,903  SH            SOLE                511,903
Hess Corporation         COM            42809H107       4,261     50,000  SH    CALL    SOLE                 50,000
Hewlett-Packard Co.      COM 	 	428236103       2,049     50,000  SH    CALL    SOLE                 50,000
Intel Corp.              COM            458140100      11,099    550,000  SH    CALL    SOLE                550,000
IPASS Inc                COM            46261V108       1,780  1,141,100  SH            SOLE              1,141,100
IPATH S&P 500 VIX        ETN            06740C261     -16,115    548,700  SH    PUT     SOLE                548,700
Iron Mountain INc        COM            462846106 	2,074 	  66,400  SH            SOLE                 66,400
Ishares Silver Trust     ETF            46428Q109       3,677    100,000  SH    CALL    SOLE                100,000
Johnson & Johnson        COM            478160104      11,850    200,000  SH    CALL    SOLE                200,000
Kraft Foods Inc          CL A           50075N104       6,272    200,000  SH    CALL    SOLE                200,000
Kroger Company           COM            501044101       3,977    165,900  SH    CALL    SOLE                165,900
Liberty Global Inc       COM Ser A      530555101         441     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         426     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  COM Ser A      53071M104      10,981    684,601  SH            SOLE                684,601
Liberty Media Hldg Corp  Cap Com Ser A  53071M302      28,521    387,140  SH            SOLE                387,140
Loral Space & Comm       COM            543881106      13,702    176,686  SH            SOLE                176,686
Lowes Companies Inc      COM            548661107      15,728    595,100  SH    CALL    SOLE                595,100
M & F Worldwide Corp     COM            552541104         992     39,490  SH            SOLE                 39,490
MTR Gaming Group Inc     COM            553769100       5,383  2,054,686  SH            SOLE              2,054,686
Microsoft Corporation    COM            594918104      43,163  1,700,000  SH    CALL    SOLE              1,700,000
Mod Pac Corp             COM            607495108         898    145,862  SH            SOLE                145,862
Netflix Com INc          COM            64110L106      -4,756     20,000  SH    PUT     SOLE                 20,000
Newmont Mining Corp      COM            651639106      38,206    700,000  SH    CALL    SOLE                700,000
Old Republic Intl corp   COM            680223104 	1,156 	  91,098  SH            SOLE                 91,098
Oracle Corporation       COM            68389X105       3,343    100,000  SH    CALL    SOLE                100,000
Presidential Life Corp   COM            740884101      18,491  1,940,339  SH            SOLE              1,940,339
Raytheon Co.             COM            755111507      22,230    437,000  SH    CALL    SOLE                437,000
Reddy Ice Holdings Inc   COM            75734R105         306    101,835  SH            SOLE                101,835
Regis Corp               COM            758932107      11,561    651,688  SH            SOLE                651,688
Riverbed Technology INc  COM            768573107      -7,575    201,200  SH    PUT     SOLE                201,200
Salesforce.com Inc       COM            79466L302      -6,679     50,000  SH    PUT     SOLE                 50,000
Seabright Hldg Inc       COM            811656107         104     10,176  SH            SOLE                 10,176
Sealed Air Corporation   COM            81211K100       7,758    291,000  SH            SOLE                291,000
SPDR Gold Trust          ETF            78463V107       6,993     50,000  SH    CALL    SOLE                 50,000
SPDR Gold Trust          ETF            78463V107      -5,594     40,000  SH    PUT     SOLE                 40,000
SPDR S&P 500 ETF Trust   ETF            78462F103     -83,267    628,000  SH    PUT     SOLE                628,000
State Auto Financial     COM            855707105         198     10,877  SH            SOLE                 10,877
Telephone and Data Sys.  COM Special    879433860       1,110     37,600  SH            SOLE                 37,600
The Home Depot, INc      COM            437076102       7,412    200,000  SH    CALL    SOLE                200,000
Toreador Res Corp        COM            891050106       1,879    174,335  SH            SOLE                174,335
United Technologies Corp COM            913017109      12,698    150,000  SH    CALL    SOLE                150,000
Verizon Comm.            COM            92343V104      -7,708    200,000  SH    PUT     SOLE                200,000
Virgin Media Inc         COM            92769L101       2,779    100,000  SH            SOLE                100,000
Virgin Media Inc         COM            92769L101         278     10,000  SH    Call    SOLE                 10,000
Wal Mart Stores Inc      COM            931142103      10,410    200,000  SH    CALL    SOLE                200,000
Walgreen Co.             COM            931422109       4,142    103,200  SH    CALL    SOLE                103,200
Warren Resources Inc.    COM            93564A100       4,184    818,732  SH            SOLE                818,732
Waste Management Inc     COM            94106L109      25,205    675,000  SH    CALL    SOLE                675,000
Williams Companies Inc   COM            969457100       7,234    232,000  SH            SOLE                232,000
Williams Companies Inc   COM            969457100      15,278    490,000  SH    CALL    SOLE                490,000
XL Capital LTD           CL A           G98255105       1,525     62,000  SH            SOLE                 62,000
XL Capital LTD           CL A           G98255105      24,841  1,009,800  SH    CALL    SOLE              1,009,800


*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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